Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 95.76%
Belgium – 0.77%
75,246	Anheuser-Busch InBev SA/NV	$3,709,361
Brazil – 2.90%
3,212,200	Ambev SA(a)	8,352,275
925,447	Embraer SA Sponsored – ADR(a)	5,534,173
		13,886,448
Canada – 1.25%
586,187	Cameco Corp.	6,008,417
China – 1.51%
1,072,500	China Mobile Ltd.	7,241,585
Finland – 0.78%
859,678	Nokia Oyj	3,756,679
France – 20.31%
196,447	BNP Paribas SA(a)	7,848,846
792,113	Carrefour SA(a)	12,284,136
351,179	Cie de Saint-Gobain SA(a)	12,670,881
914,559	Engie SA(a)	11,342,303
706,579	Orange SA	8,449,251
349,765	Publicis Groupe SA	11,362,126
119,629	Renault SA(a)	3,061,741
138,770	Sanofi	14,152,416
34,669	Schneider Electric SE	3,856,467
99,302	Societe BIC SA	5,056,355
190,557	Total SA(b)	7,347,579
		97,432,101
Germany – 4.54%
169,045	BASF SE	9,495,147
170,312	HeidelbergCement AG	9,117,103
37,668	Henkel AG & Co. KGaA	3,151,319
		21,763,569
Indonesia – 0.47%
11,842,000	First Pacific Co. Ltd.	2,272,014
Ireland – 1.26%
175,604	CRH Plc	6,026,273
Italy – 6.21%
1,190,745	Eni SpA	11,414,500
4,744,128	Intesa Sanpaolo SpA(a)	9,116,748
Shares		Value
22,441,022	Telecom Italia Rsp(b)	$8,734,083
1,365,052	Telecom Italia SpA	538,289
		29,803,620
Japan – 13.14%
198,200	Dai Nippon Printing Co. Ltd.	4,556,692
311,800	Honda Motor Co. Ltd.	7,980,106
2,132,500	Mitsubishi UFJ Financial Group, Inc.	8,392,507
283,599	MS&AD Insurance Group Holdings, Inc.	7,809,950
983,300	Nissan Motor Co. Ltd.	3,646,516
269,800	Sumitomo Mitsui Trust Holdings, Inc.	7,603,062
119,300	Taisho Pharmaceutical Holdings Co. Ltd.	7,321,093
436,783	Takeda Pharmaceutical Co. Ltd.	15,692,725
		63,002,651
Mexico – 3.76%
2,643,277	Cemex SAB de CV Sponsored – ADR	7,612,638
13,098,014	Fibra Uno Administracion SA de CV	10,399,998
		18,012,636
Netherlands – 1.63%
1,411,784	Aegon NV	4,173,189
31,968	NXP Semiconductors NV	3,645,631
		7,818,820
South Korea – 5.76%
181,653	Hana Financial Group, Inc.	4,131,217
51,446	Hyundai Mobis Co. Ltd.	8,258,072
54,285	Hyundai Motor Co.	4,459,154
98,188	KT&G Corp.	6,412,305
29,983	POSCO	4,367,221
		27,627,969
Spain – 1.58%
855,737	Repsol SA	7,561,277

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

Shares		Value
Switzerland – 8.02%
1,153,717	Credit Suisse Group AG	$12,004,277
16,342	Swatch Group AG Bearer	3,280,032
115,030	Swatch Group AG Registered	4,523,625
94,452	Swiss Re AG	7,323,292
982,795	UBS Group AG	11,350,363
		38,481,589
Taiwan – 1.48%
967,000	Asustek Computer, Inc.	7,104,921
United Kingdom – 20.39%
5,506,576	Barclays Plc	7,768,670
2,839,420	BP Plc	10,877,943
4,778,563	G4S Plc	6,760,260
688,599	GlaxoSmithKline Plc	13,909,488
295,697	Imperial Brands Plc	5,629,079
3,724,972	J Sainsbury Plc	9,640,075
4,392,485	Kingfisher Plc	12,084,550
4,090,932	Marks & Spencer Group Plc	5,016,580
3,121,189	Tesco Plc	8,778,856
2,885,568	Wm Morrison Supermarkets Plc	6,797,639
1,353,138	WPP Plc	10,549,493
		97,812,633
TOTAL COMMON STOCKS (Cost $650,095,279)		$459,322,563
Shares		Value
PREFERRED STOCKS – 3.05%
Brazil – 1.50%
1,822,100	Petroleo Brasileiro SA(a),(c)	$7,220,583
Russia – 1.55%
15,078,544	Surgutneftegas PJSC(c)	7,422,418
TOTAL PREFERRED STOCKS (Cost $12,463,475)		$14,643,001

Contracts		Value
RIGHTS – 0.09%
Spain – 0.09%
855,737	Repsol SA, Expiration Date: September 2020, Exercise Price: EUR 1.00(a),(b)	$416,584
TOTAL RIGHTS (Cost $474,008)		$416,584

	Shares	Value
SHORT-TERM INVESTMENTS – 0.78%
Money Market Funds — 0.78%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.100%(d)	3,755,255	$3,755,255
TOTAL SHORT-TERM INVESTMENTS (Cost $3,755,255)		$3,755,255
Total Investments (Cost $666,788,017) – 99.68%		$478,137,403
Other Assets in Excess of Liabilities – 0.32%		1,514,687
TOTAL NET ASSETS – 100.00%		$479,652,090

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

COMMON STOCKS
Aerospace & Defense	1.16%
Auto Components	1.72%
Automobiles	3.99%
Banks	9.36%
Beverages	2.51%
Building Products	2.64%
Capital Markets	4.87%
Chemicals	1.98%
Commercial Services & Supplies	3.41%
Communications Equipment	0.78%
Construction Materials	4.75%
Diversified Financial Services	0.47%
Diversified Telecommunication Services	3.69%
Electrical Equipment	0.80%
Equity Real Estate Investment Trusts	2.17%
Food & Staples Retailing	7.82%
Household Products	0.66%
Insurance	4.03%
Media	4.57%
Metals & Mining	0.91%
Multiline Retail	1.04%
Multi-Utilities	2.37%
Oil, Gas & Consumable Fuels	9.01%
Pharmaceuticals	10.65%
Semiconductors & Semiconductor Equipment	0.76%
Specialty Retail	2.52%
Technology Hardware, Storage & Peripherals	1.48%
Textiles, Apparel & Luxury Goods	1.62%
Tobacco	2.51%
Wireless Telecommunication Services	1.51%
TOTAL COMMON STOCKS	95.76%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	3.05%
TOTAL PREFERRED STOCKS	3.05%
RIGHTS
Oil, Gas & Consumable Fuels	0.09%
TOTAL RIGHTS	0.09%
SHORT-TERM INVESTMENTS	0.78%
TOTAL INVESTMENTS	99.68%
Other Assets in Excess of Liabilities	0.32%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 98.27%
Austria – 1.23%
15,451	Erste Group Bank AG(a)	$364,918
Brazil – 0.78%
154,720	Embraer SA(a)	230,170
China – 0.94%
41,500	China Mobile Ltd.	280,210
Finland – 1.54%
104,710	Nokia Oyj	457,569
France – 12.91%
18,135	Carrefour SA	281,239
29,959	Engie SA(a)	371,550
31,200	Engie SA Registered Shares (Prime Fidelite 2019)(a)	386,940
14,472	Publicis Groupe SA	470,123
11,141	Sanofi	1,136,212
5,286	Schneider Electric SE	587,997
15,386	Total SA	593,260
		3,827,321
Germany – 0.95%
5,287	HeidelbergCement AG	283,022
Ireland – 1.44%
12,453	CRH Plc	427,355
Italy – 1.26%
39,071	Eni SpA	374,535
Japan – 3.93%
17,100	Honda Motor Co. Ltd.	437,652
64,100	Nissan Motor Co. Ltd.	237,712
9,700	SoftBank Group Corp.	489,148
		1,164,512
Malaysia – 1.28%
394,700	Genting Berhad	380,161
Mexico – 1.31%
488,634	Fibra Uno Administracion SA de CV	387,982
Netherlands – 0.73%
1,887	NXP Semiconductors NV	215,193
Russia – 0.41%
44,308	Gazprom PJSC	120,162
South Korea – 5.83%
2,556	Hyundai Mobis Co. Ltd.	410,287
Shares		Value
5,486	Hyundai Motor Co.	$450,639
5,221	KT&G Corp.	340,965
11,877	Samsung Electronics Co. Ltd.	525,766
		1,727,657
Spain – 0.82%
27,597	Repsol SA	243,847
Switzerland – 4.04%
49,369	Credit Suisse Group AG	513,678
59,244	UBS Group AG	684,213
		1,197,891
United Kingdom – 15.64%
162,158	Barclays Plc	228,772
130,274	BP Plc	499,085
39,498	GlaxoSmithKline Plc	797,847
32,113	Imperial Brands Plc	611,324
177,095	J Sainsbury Plc	458,315
204,088	Kingfisher Plc	561,484
105,291	Marks & Spencer Group Plc	129,115
184,464	Tesco Plc	518,835
145,089	Wm Morrison Supermarkets Plc	341,792
62,874	WPP Plc	490,186
		4,636,755
United States – 43.23%
13,200	American International Group, Inc.	411,576
5,671	Applied Materials, Inc.	342,812
30,151	Bank of America Corp.	716,086
13,678	Bank of New York Mellon Corp.	528,655
13,321	Cardinal Health, Inc.	695,223
31,132	Change Healthcare, Inc.(a)	348,678
2,910	Cigna Corp.	546,062
17,550	Citigroup, Inc.	896,805
11,358	Comcast Corp. – Class A	442,735
10,851	Corteva, Inc.	290,698
7,152	CVS Health Corp.	464,665
8,152	Emerson Electric Co.	505,669
3,556	FedEx Corp.	498,622
30,292	Halliburton Co.	393,190
5,082	HCA Healthcare, Inc.	493,259
3,561	Ingredion, Inc.	295,563
2,581	Laboratory Corp. of America Holdings(a)	428,730

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

Shares		Value
4,977	McKesson Corp.	$763,571
9,194	Merck & Co., Inc.	710,972
1,208	Microsoft Corp.	245,840
3,266	Mohawk Industries, Inc.(a)	332,348
16,898	Pfizer, Inc.	552,565
2,463	PNC Financial Services Group, Inc.	259,132
7,368	State Street Corp.	468,236
9,436	Textron, Inc.	310,539
7,627	Truist Financial Corp.	286,394
22,993	Wells Fargo & Co.	588,621
		12,817,246
TOTAL COMMON STOCKS (Cost $30,553,730)		$29,136,506
PREFERRED STOCKS – 0.51%
South Korea – 0.51%
3,912	Samsung Electronics Co. Ltd., 3.02%(b)	$152,389
TOTAL PREFERRED STOCKS (Cost $115,876)		$152,389
Contracts		Value
RIGHTS – 0.05%
Spain – 0.05%
27,597	Repsol SA, Expiration Date: September 2020, Exercise Price: EUR 1.00(a)	$13,435
TOTAL RIGHTS (Cost $15,287)		$13,435

	Shares	Value
SHORT-TERM INVESTMENTS – 1.61%
Money Market Funds — 1.61%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.100%(c)	477,398	$477,398
TOTAL SHORT-TERM INVESTMENTS (Cost $477,398)		$477,398
Total Investments (Cost $31,162,291) – 100.44%		$29,779,728
Liabilities in Excess of Other Assets – (0.44)%		(129,538)
TOTAL NET ASSETS – 100.00%		$29,650,190

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of June 30, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2020

COMMON STOCKS
Aerospace & Defense	1.83%
Air Freight & Logistics	1.68%
Auto Components	1.39%
Automobiles	3.80%
Banks	11.25%
Capital Markets	7.40%
Chemicals	0.98%
Communications Equipment	1.54%
Construction Materials	2.39%
Electrical Equipment	3.69%
Energy Equipment & Services	1.33%
Equity Real Estate Investment Trusts	1.31%
Food & Staples Retailing	5.40%
Food Products	1.00%
Health Care Providers & Services	11.44%
Health Care Technology	1.18%
Hotels, Restaurants & Leisure	1.28%
Household Durables	1.12%
Insurance	1.39%
Media	4.73%
Multiline Retail	0.44%
Multi-Utilities	2.56%
Oil, Gas & Consumable Fuels	6.17%
Pharmaceuticals	10.78%
Semiconductors & Semiconductor Equipment	1.89%
Software	0.83%
Specialty Retail	1.90%
Technology Hardware, Storage & Peripherals	1.77%
Tobacco	3.21%
Wireless Telecommunication Services	2.59%
TOTAL COMMON STOCKS	98.27%
PREFERRED STOCKS
Technology Hardware, Storage & Peripherals	0.51%
TOTAL PREFERRED STOCKS	0.51%
RIGHTS
Oil, Gas & Consumable Fuels	0.05%
TOTAL RIGHTS	0.05%
SHORT-TERM INVESTMENTS	1.61%
TOTAL INVESTMENTS	100.44%
Liabilities in Excess of Other Assets	(0.44)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2020 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 100.00%
Money Market Funds — 100.00%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.100%(a)	391,583	$391,583
TOTAL SHORT-TERM INVESTMENTS (Cost $391,583)		$391,583
Total Investments (Cost $391,583) – 100.00%		$391,583
Liabilities in Excess of Other Assets–(100.00)%		$(391,583)
TOTAL NET ASSETS		$-

Percentages are stated as a percent of total investments.

(a)	The rate shown is the annualized seven day yield as of June 30, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2020

SHORT-TERM INVESTMENTS	100.00%
TOTAL INVESTMENTS	100.00%
Liabilities in Excess of Other Assets	(100.00)%
TOTAL NET ASSETS	0.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 89.21%
Argentina – 1.30%
2,415,979	YPF SA Sponsored – Class D – ADR	$13,891,879
Brazil – 4.56%
1,176,931	Adecoagro SA(a)	5,107,880
6,258,400	Cogna Educacao	7,607,073
1,238,400	Companhia Brasileira de Distribuicao	16,164,034
3,339,780	Embraer SA Sponsored – ADR(a)	19,971,884
		48,850,871
Chile – 2.36%
2,336,679	Empresa Nacional de Telecomunicaciones SA	15,077,184
60,466,723	Enel Chile SA	4,519,913
1,509,388	Enel Chile SA Sponsored – ADR	5,690,393
		25,287,490
China – 18.22%
119,225	Alibaba Group Holding Ltd. Sponsored – ADR(a)	25,716,832
188,437	Baidu, Inc. Sponsored – ADR(a)	22,591,712
4,613,900	China Mobile Ltd.	31,153,332
25,636,136	China Railway Signal & Communication Corp. Ltd.(b)	11,071,030
3,458,259	China South Publishing & Media Group Co. Ltd.	5,191,847
11,134,620	Dongfeng Motor Group Co. Ltd. – Class H	6,715,219
21,333,500	Genertec Universal Medical Group Co. Ltd.(b)	12,963,130
33,944,000	PetroChina Co. Ltd.	11,350,564
1,837,000	Ping An Insurance Group Co. of China Ltd. - Class H	18,313,038
10,683,500	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	17,954,945
Shares		Value
11,808,000	TravelSky Technology Ltd.	$20,906,479
304,779	ZTO Express Cayman, Inc. – ADR	11,188,437
		195,116,565
Czech Republic – 0.45%
521,469	O2 Czech Republic AS	4,820,333
Greece – 0.32%
254,779	Hellenic Telecommunications Organization SA	3,441,556
Hong Kong – 2.57%
651,400	AIA Group Ltd.	6,095,544
10,597,500	Lifestyle International Holdings Ltd.	8,745,857
5,860,000	Luk Fook Holdings International Ltd.	12,740,042
		27,581,443
India – 5.42%
4,746,876	Bharti Infratel Ltd.	13,952,457
7,535,312	Power Grid Corp. of India Ltd.	17,477,312
1,420,561	Tech Mahindra Ltd.	10,221,140
7,234,791	Zee Entertainment Enterprises Ltd.	16,435,561
		58,086,470
Indonesia – 5.98%
97,044,300	Bank Rakyat Indonesia Persero Tbk PT	20,713,439
28,461,920	First Pacific Co. Ltd.	5,460,722
5,596,012	Gudang Garam Tbk PT	18,530,514
99,025,715	PT XL Axiata Tbk	19,329,202
		64,033,877
Macau – 3.64%
3,065,000	Galaxy Entertainment Group Ltd.	21,025,132
10,355,400	Wynn Macau Ltd.	17,960,762
		38,985,894
Malaysia – 1.89%
21,002,200	Genting Berhad	20,228,560

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

Shares		Value
Mexico – 9.49%
24,947,455	America Movil SAB de CV	$16,009,701
10,054,422	Cemex SAB de CV Sponsored – ADR	28,956,735
30,944,403	Fibra Uno Administracion SA de CV	24,570,269
13,195,705	Macquarie Mexico Real Estate Management SA de CV(b)	13,543,331
15,627,007	PLA Administradora Industrial S de RL de CV	18,187,145
512,122	Urbi Desarrollos Urbanos SAB de CV(a),(c)	383,237
		101,650,418
Morocco – 0.97%
10,376,419	Vivo Energy Plc(b)	10,375,939
Philippines – 1.51%
11,190,022	Bank of the Philippine Islands	16,214,343
Russia – 5.65%
4,930,123	Alrosa PJSC	4,461,400
129,316	Lukoil PJSC Sponsored – ADR	9,581,501
2,244,044	Mobile TeleSystems PJSC	10,435,341
8,476,466	Sberbank of Russia PJSC	24,125,209
2,526,373	Sistema PJSFC Sponsored – GDR	11,930,729
		60,534,180
South Africa – 1.55%
3,357,013	Absa Group Ltd.	16,573,013
South Korea – 11.35%
61,898	Hyundai Mobis Co. Ltd.	9,935,818
350,775	Kia Motors Corp.	9,478,843
435,941	KT&G Corp.	28,469,736
157,437	POSCO	22,931,735
115,629	S-1 Corp.	8,285,925
Shares		Value
610,691	Samsung Electronics Co. Ltd.	$27,033,845
636,890	Shinhan Financial Group Co. Ltd.	15,391,220
		121,527,122
Spain – 0.91%
11,548,879	Prosegur Cash SA(b)	9,772,971
Taiwan – 3.43%
2,771,000	Asustek Computer, Inc.	20,359,603
1,534,000	Taiwan Semiconductor Manufacturing Co. Ltd.	16,382,384
		36,741,987
Thailand – 4.27%
2,513,800	Bangkok Bank PCL – NVDR	8,768,571
78,547,281	Jasmine Broadband Internet Infrastructure – Class F	24,103,159
5,464,600	Siam Commercial Bank PCL – Class F(d)	12,879,738
		45,751,468
Turkey – 0.44%
1,317,188	Ulker Biskuvi Sanayi AS(a)	4,675,533
United Kingdom – 0.00%
1	Hyve Group Plc	1
United States – 2.93%
644,836	Banco Latinoamericano de Comercio Exterior SA – Class E	7,415,614
345,880	Copa Holdings SA – Class A	17,487,693
633,528	Flex Ltd.(a)	6,493,662
		31,396,969
TOTAL COMMON STOCKS (Cost $1,311,227,178)		$955,538,882
PREFERRED STOCKS – 6.22%
Brazil – 2.75%
4,920,700	Petroleo Brasileiro SA(a)	$19,499,657

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

Shares		Value
630,648	Telefonica Brasil SA Sponsored – ADR, 2.85%(e)	$5,587,541
498,300	Telefonica Brasil SA, 5.49%(e)	4,401,050
		29,488,248
Colombia – 0.50%
224,569	Grupo Aval Acciones y Valores SA – ADR, 6.53%(e)	979,121
20,018,115	Grupo Aval Acciones y Valores SA, 7.19%(e)	4,421,244
		5,400,365
Russia – 1.57%
205,610	Surgutneftegas PJSC Sponsored – ADR, 2.92%(e)	1,012,115
32,081,832	Surgutneftegas PJSC, 0.22%(e)	15,792,292
		16,804,407
Shares		Value
South Korea – 1.40%
323,902	Hyundai Motor Co. Ltd., 5.50%(e)	$14,995,137
TOTAL PREFERRED STOCKS (Cost $93,499,009)		$66,688,157
PARTICIPATORY NOTES – 0.93%
United Kingdom – 0.93%
6,655,816	China South Publishing & Media Group Co. Ltd. – Class A(f)	$9,963,360
TOTAL PARTICIPATORY NOTES (Cost $12,590,406)		$9,963,360

	Shares	Value
SHORT-TERM INVESTMENTS – 1.19%
Money Market Funds — 1.19%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.100%	12,728,236	$12,728,236
TOTAL SHORT-TERM INVESTMENTS (Cost $12,728,236)		$12,728,236
Total Investments (Cost $1,430,044,829) – 97.55%		$1,044,918,635
Other Assets in Excess of Liabilities – 2.45%		26,243,026
TOTAL NET ASSETS – 100.00%		$1,071,161,661

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,726,401 which represented 5.39% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $12,879,738 or 1.20% of the Fund’s net assets.
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

(f)	Represents the underlying security of a participatory note with HSBC Bank Plc. China South Publishing & Media Group Co. Ltd. has a maturity date of November 23, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2020

COMMON STOCKS
Aerospace & Defense	1.86%
Air Freight & Logistics	1.04%
Airlines	1.63%
Auto Components	0.93%
Automobiles	1.52%
Banks	10.70%
Commercial Services & Supplies	1.68%
Construction Materials	2.70%
Diversified Consumer Services	0.71%
Diversified Financial Services	1.20%
Diversified Telecommunication Services	2.07%
Electric Utilities	2.58%
Electronic Equipment, Instruments & Components	1.64%
Equity Real Estate Investment Trusts	5.25%
Food & Staples Retailing	1.51%
Food Products	0.92%
Health Care Providers & Services	2.89%
Hotels, Restaurants & Leisure	5.53%
Household Durables	0.04%
Insurance	2.28%
Interactive Media & Services	2.11%
Internet & Direct Marketing Retail	2.40%
IT Services	2.90%
Media	2.03%
Metals & Mining	2.56%
Multiline Retail	0.81%
Oil, Gas & Consumable Fuels	3.26%
Semiconductors & Semiconductor Equipment	1.53%
Specialty Retail	2.16%
Technology Hardware, Storage & Peripherals	4.42%
Tobacco	4.39%
Wireless Telecommunication Services	11.96%
TOTAL COMMON STOCKS	89.21%
PREFERRED STOCKS
Automobiles	1.40%
Banks	0.50%
Diversified Telecommunication Services	0.93%
Oil, Gas & Consumable Fuels	3.39%
TOTAL PREFERRED STOCKS	6.22%
PARTICIPATORY NOTES
Media	0.93%
TOTAL PARTICIPATORY NOTES	0.93%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2020 (continued)

SHORT-TERM INVESTMENTS	1.19%
TOTAL INVESTMENTS	97.55%
Other Assets in Excess of Liabilities	2.45%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 92.93%
Austria – 0.47%
190,478	Addiko Bank AG(a)	$1,380,313
Brazil – 2.99%
278,092	Adecoagro SA(a)	1,206,920
5,105,640	Embraer SA(a)	7,595,415
		8,802,335
Canada – 6.88%
498,516	Cameco Corp.	5,109,789
408,234	Celestica, Inc.(a)	2,788,238
220,082	Corby Spirit and Wine Ltd.	2,634,305
605,547	Dorel Industries, Inc. – Class B	2,422,010
815,310	Sierra Wireless, Inc.(a)	7,320,734
		20,275,076
China – 2.75%
4,446,050	APT Satellite Holdings Ltd.	1,150,775
12,973,900	Boyaa Interactive International Ltd.(a)	1,406,113
261,923	China Yuchai International Ltd.	3,766,453
10,073,000	Weiqiao Textile Co. – Class H	1,793,528
		8,116,869
France – 3.50%
68,399	Savencia SA(a)	4,149,699
116,830	Societe BIC SA	5,948,862
6,867	Vicat SA	211,008
		10,309,569
Germany – 1.32%
58,133	Draegerwerk AG & Co. KGaA	3,902,992
Greece – 0.82%
260,968	Sarantis SA	2,404,220
Hong Kong – 3.83%
2,191,000	Dickson Concepts International Ltd.	1,275,781
73,200,000	Emperor Watch & Jewellery Ltd.	1,152,235
Shares		Value
21,331,000	First Pacific Co. Ltd.	$4,092,579
10,853,000	PAX Global Technology Ltd.	4,754,193
		11,274,788
Hungary – 2.02%
4,890,728	Magyar Telekom Telecommunications Plc	5,940,735
Ireland – 3.42%
1,263,786	AIB Group Plc(a)	1,595,709
2,971,972	C&C Group Plc	8,471,791
		10,067,500
Italy – 3.69%
276,775	Buzzi Unicem SpA	3,451,108
465,083	Credito Emiliano SpA(a)	2,303,988
357,616	Danieli & C Officine Meccaniche SpA	2,930,996
2,724,811	Safilo Group SpA(a)	2,170,185
		10,856,277
Japan – 17.48%
864,600	Concordia Financial Group Ltd.	2,779,741
421,800	Fuji Media Holdings, Inc.	4,077,538
494,900	Funai Electric Co. Ltd.(a)	2,308,503
163,800	Futaba Corp.	1,499,476
1,142,700	Hachijuni Bank Ltd.	4,349,437
1,174,500	Hyakugo Bank Ltd.	3,584,481
188,600	Kissei Pharmaceutical Co. Ltd.	4,764,839
996,800	Komori Corp.	6,529,885
741,200	Kyushu Financial Group, Inc.	3,138,874
150,000	Mitsubishi Shokuhin Co. Ltd.	3,832,116
150,400	Nichiban Co. Ltd.	2,038,878
112,100	Nippon Seiki Co. Ltd.	1,318,305
70,400	Oita Bank Ltd.	1,557,529
81,800	Sankyo Co. Ltd.	1,980,002
270,800	Tachi-S Co. Ltd.	2,185,344
316,800	TSI Holdings Co. Ltd.	1,361,726

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

Shares		Value
47,000	Tsutsumi Jewelry Co. Ltd.	$818,253
192,700	Yodogawa Steel Works Ltd.	3,358,649
		51,483,576
Mexico – 6.68%
725,768	Cemex SAB de CV Sponsored – ADR	2,090,212
24,922,319	Consorcio ARA SAB de CV	2,721,618
279,501,983	Desarrolladora Homex SAB de CV(a),(b)	595,862
10,673,582	Fibra Uno Administracion SA de CV	8,474,967
5,057,287	Macquarie Mexico Real Estate Management SA de CV(c)	5,190,515
801,670	Urbi Desarrollos Urbanos SAB de CV(a),(b)	599,914
		19,673,088
Philippines – 0.70%
1,689,492	First Philippines Holdings Corp.	2,075,201
Slovenia – 1.43%
474,148	Nova Ljubljanska Banka – GDR(c)	4,101,831
13,064	Nova Ljubljanska Banka dd Registered - GDR	113,016
		4,214,847
South Korea – 7.05%
88,337	Binggrae Co. Ltd.	4,447,573
183,403	Hankook Tire & Technology Co. Ltd.	3,795,760
43,378	Lotte Chilsung Beverage Co. Ltd.	3,696,378
40,963	Lotte Confectionery Co. Ltd.	3,623,893
9,051	Namyang Dairy Products Co. Ltd.	2,140,456
54,510	Samchully Co. Ltd.	3,070,206
		20,774,266
Shares		Value
Spain – 4.99%
1,552,442	Atresmedia Corp de Medios de Comunicacion SA	$4,056,937
2,921,233	Bankia SA	3,123,165
508,197	Bankinter SA	2,435,852
974,135	Lar Espana Real Estate Socimi SA	5,083,677
		14,699,631
United Kingdom – 19.58%
1,329,724	Balfour Beatty Plc	4,280,981
819,067	Countrywide Plc(a)	1,060,577
2,445,324	De La Rue Plc	3,931,865
4,357,352	G4S Plc	6,164,371
1	Hyve Group Plc	1
3,541,038	J Sainsbury Plc	9,164,061
2,264,055	Kingfisher Plc	6,228,840
30,179	LivaNova Plc(a)	1,452,515
1,348,423	LSL Property Services Plc	3,341,662
1,697,870	Marks & Spencer Group Plc	2,082,044
4,559,632	Mitie Group Plc	4,706,317
3,447,266	Premier Foods Plc(a)	2,971,909
1,375,470	Telit Communications Plc(a)	1,878,188
3,774,982	Wm Morrison Supermarkets Plc	8,892,864
578,555	Yellow Cake Plc(a),(c)	1,518,941
		57,675,136
United States – 3.33%
232,794	Avadel Pharmaceuticals Plc(a)	1,880,975
430,306	Banco Latinoamericano de Comercio Exterior SA – Class E	4,948,519
44,738	Taro Pharmaceutical Industries Ltd.(a)	2,974,630
		9,804,124
TOTAL COMMON STOCKS (Cost $392,024,890)		$273,730,543

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

Shares		Value
PREFERRED STOCKS – 2.04%
Germany – 2.04%
73,428	Draegerwerk AG & Co. KGaA(a)	$6,008,760
TOTAL PREFERRED STOCKS (Cost $4,122,215)		$6,008,760
Contracts		Value
RIGHTS – 0.10%
United Kingdom – 0.10%
1,183,959	De La Rue Plc(a)	$293,409
TOTAL RIGHTS (Cost $0)		$293,409

	Shares	Value
SHORT-TERM INVESTMENTS – 3.62%
Money Market Funds — 3.62%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.100%(d)	10,650,159	$10,650,159
TOTAL SHORT-TERM INVESTMENTS (Cost $10,650,159)		$10,650,159
Total Investments (Cost $406,797,264) – 98.69%		$290,682,871
Other Assets in Excess of Liabilities – 1.31%		3,857,013
TOTAL NET ASSETS – 100.00%		$294,539,884

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(c)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,811,287 which represented 3.67% of the net assets of the Fund.
(d)	The rate shown is the annualized seven day yield as of June 30, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2020

COMMON STOCKS
Aerospace & Defense	2.58%
Auto Components	2.48%
Banks	10.35%
Beverages	5.02%
Commercial Services & Supplies	7.74%
Communications Equipment	3.13%
Construction & Engineering	1.45%
Construction Materials	1.95%
Diversified Financial Services	3.07%
Diversified Telecommunication Services	2.41%
Electric Utilities	0.70%
Electrical Equipment	0.51%
Electronic Equipment, Instruments & Components	2.57%
Entertainment	0.47%
Equity Real Estate Investment Trusts	6.36%
Food & Staples Retailing	7.43%
Food Products	6.30%
Gas Utilities	1.04%
Health Care Equipment & Supplies	1.81%
Household Durables	2.93%
Leisure Products	0.67%
Machinery	4.50%
Media	2.76%
Metals & Mining	1.14%
Multiline Retail	0.71%
Oil, Gas & Consumable Fuels	1.73%
Personal Products	0.82%
Pharmaceuticals	3.27%
Real Estate Management & Development	1.49%
Specialty Retail	2.93%
Textiles, Apparel & Luxury Goods	2.09%
Trading Companies & Distributors	0.52%
TOTAL COMMON STOCKS	92.93%
PREFERRED STOCKS
Health Care Equipment & Supplies	2.04%
TOTAL PREFERRED STOCKS	2.04%
RIGHTS
Commercial Services & Supplies	0.10%
TOTAL RIGHTS	0.10%
SHORT-TERM INVESTMENTS	3.62%
TOTAL INVESTMENTS	98.69%
Other Assets in Excess of Liabilities	1.31%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2020 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 94.56%
Aerospace & Defense – 6.85%
1,322	Embraer SA Sponsored – ADR(a)	$7,906
187	National Presto Industries, Inc.	16,342
377	Textron, Inc.	12,407
		36,655
Auto Components – 1.30%
252	Cooper Tire & Rubber Co.	6,958
Automobiles – 1.85%
415	Harley-Davidson, Inc.	9,864
Banks – 4.58%
226	American National Bankshares, Inc.	5,659
364	Eagle Bancorp Montana, Inc.	6,326
168	National Bankshares, Inc.	4,805
307	Northrim BanCorp, Inc.	7,718
		24,508
Biotechnology – 8.21%
246	Eagle Pharmaceuticals, Inc.(a)	11,803
5,659	PDL BioPharma, Inc.(a)	16,468
129	United Therapeutics Corp.(a)	15,609
		43,880
Chemicals – 2.22%
228	Sensient Technologies Corp.	11,892
Communications Equipment – 8.05%
512	Digi International, Inc.(a)	5,965
902	NETGEAR, Inc.(a)	23,353
1,526	Sierra Wireless, Inc.(a)	13,703
		43,021
Construction & Engineering – 1.27%
2,166	Orion Group Holdings, Inc.(a)	6,801
Electric Utilities – 0.98%
96	ALLETE, Inc.	5,243
Electronic Equipment, Instruments & Components – 2.76%
253	Arlo Technologies, Inc.(a)	653
505	Avnet, Inc.	14,082
		14,735
Shares		Value
Energy Equipment & Services – 5.68%
1,670	Halliburton Co.	$21,677
446	Helmerich & Payne, Inc.	8,701
		30,378
Equity Real Estate Investment Trusts – 1.48%
246	Equity Commonwealth	7,921
Food Products – 2.38%
121	Cal-Maine Foods, Inc.(a)	5,382
34	Sanderson Farms, Inc.	3,940
101	Seneca Foods Corp. – Class A(a)	3,415
		12,737
Health Care Equipment & Supplies – 0.54%
457	Invacare Corp.	2,911
Health Care Providers & Services – 4.27%
309	Patterson Companies., Inc.	6,798
842	Triple–S Management Corp. – Class B(a)	16,015
		22,813
Health Care Technology – 0.72%
344	Change Healthcare, Inc.(a)	3,853
Household Durables – 8.30%
620	Dorel Industries, Inc. – Class B	2,480
135	Mohawk Industries, Inc.(a)	13,738
991	Taylor Morrison Home Corp.(a)	19,116
277	Toll Brothers, Inc.	9,027
		44,361
Insurance – 4.51%
114	American National Insurance Co.	8,216
50	National Western Life Group, Inc. – Class A	10,160
353	Old Republic International Corp.	5,757
		24,133
Machinery – 6.67%
1,057	Graham Corp.	13,466
448	Greenbrier Companies., Inc.	10,192
167	Hurco Companies, Inc.	4,671
576	L B Foster Co. - Class A(a)	7,356
		35,685

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

Shares		Value
Media – 1.46%
261	Scholastic Corp.	$7,814
Oil, Gas & Consumable Fuels – 1.62%
336	World Fuel Services Corp.	8,655
Personal Products – 4.10%
704	Edgewell Personal Care Co.(a)	21,937
Pharmaceuticals – 2.85%
347	AMAG Pharmaceuticals, Inc.(a)	2,655
477	Avadel Pharmaceuticals Plc(a)	3,854
333	Phibro Animal Health Corp. – Class A	8,748
		15,257
Professional Services – 3.76%
520	Kelly Services, Inc. – Class A	8,224
991	Resources Connection, Inc.	11,862
		20,086
Real Estate Management & Development – 1.81%
498	The St. Joe Co.(a)	9,671
Software – 2.12%
96	MicroStrategy, Inc. – Class A(a)	11,356
Shares		Value
Specialty Retail – 2.12%
121	Aaron's, Inc.	$5,494
209	Rent-A-Center, Inc.	5,814
		11,308
Textiles, Apparel & Luxury Goods – 0.53%
263	Movado Group, Inc.	2,851
Thrifts & Mortgage Finance – 0.97%
217	Territorial Bancorp, Inc.	5,162
Trading Companies & Distributors – 0.60%
1,365	Houston Wire & Cable Co.(a)	3,221
TOTAL COMMON STOCKS (Cost $498,513)		$505,667
PREFERRED STOCKS – 0.03%
Oil, Gas & Consumable Fuels – 0.03%
37	Chesapeake Energy Corp., 5.750%	$148
TOTAL PREFERRED STOCKS (Cost $9,011)		$148

	Principal Amount	Value
CORPORATE BONDS – 2.75%
Oil, Gas & Consumable Fuels – 2.75%
Chesapeake Energy Corp. 11.500%, 1/1/2025(b)	$129,000	$14,732
SHORT-TERM INVESTMENTS – 1.78%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.100%, (c)	9,526	$9,526
TOTAL SHORT-TERM INVESTMENTS (Cost $9,526)		$9,526
Total Investments (Cost $531,591) – 99.12%		$530,073
Other Assets in Excess of Liabilities – 0.88%		4,708
TOTAL NET ASSETS – 100.00%		$534,781

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,732 which represented 2.75% of the net assets of the Fund.
(c)	The rate shown is the annualized seven day yield as of June 30, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2020

COMMON STOCKS
Brazil	1.48%
Canada	3.02%
United States	90.06%
TOTAL COMMON STOCKS	94.56%
CORPORATE BONDS
United States	2.75%
TOTAL CORPORATE BONDS	2.75%
PREFERRED STOCKS
United States	0.03%
TOTAL PREFERRED STOCKS	0.03%
SHORT-TERM INVESTMENTS	1.78%
TOTAL INVESTMENTS	99.12%
Other Assets in Excess of Liabilities	0.88%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Household Durables – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	1,564	$ 1,170
TOTAL COMMON STOCKS (Cost $292,050)		$1,170

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 10.97%
Federal Home Loan Mortgage Corporation – 3.62%
Pool A9-3505 4.500%, 8/1/2040	$ 90,362	$ 100,419
Pool G0-6018 6.500%, 4/1/2039	20,362	23,702
Pool G1-8578 3.000%, 12/1/2030	1,167,750	1,230,483
Pool SD-8001 3.500%, 7/1/2049	812,557	853,920
Pool SD-8003 4.000%, 7/1/2049	838,925	888,541
		3,097,065
Federal National Mortgage Association – 7.35%
Pool 934124 5.500%, 7/1/2038	39,495	45,126
Pool AL9865 3.000%, 2/1/2047	1,549,113	1,638,353
Pool AS6201 3.500%, 11/1/2045	688,968	733,363
Pool BJ2553 3.500%, 12/1/2047	572,546	606,711
Pool BN6683 3.500%, 6/1/2049	1,344,165	1,412,312
Pool CA1624 3.000%, 4/1/2033	909,508	963,366
Pool MA0918 4.000%, 12/1/2041	211,477	232,183
Pool MA3687 4.000%, 6/1/2049	620,851	657,689
		6,289,103
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,944,507)		$9,386,168
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 4.511%, 10/25/2036(b)	$ 764	$ 732
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $752)		$732
US GOVERNMENTS – 54.66%
Sovereign – 54.66%
United States Treasury Note
2.375%, 8/15/2024	$11,360,000	$ 12,359,325
2.000%, 11/15/2021	211,000	216,275
2.000%, 2/15/2023	1,140,000	1,194,373
2.250%, 2/15/2027	15,825,000	17,677,638
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

	Principal Amount	Value
2.375%, 5/15/2029	$ 5,300,000	$ 6,116,531
United States Treasury Bond 4.750%, 2/15/2037	5,775,000	9,209,997
TOTAL US GOVERNMENTS (Cost $41,519,392)		$46,774,139
CORPORATE BONDS – 29.61%
Automobiles – 0.48%
Ford Motor Credit Co. LLC 5.875%, 8/2/2021	$ 410,000	$ 413,977
Banks – 4.43%
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	283,869
Goldman Sachs Group, Inc. 3.000%, 4/26/2022	780,000	795,104
JPMorgan Chase & Co. 4.230% (3M LIBOR + 3.470%), Perpetual(c)	1,317,000	1,198,865
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(c)	1,830,000	1,511,580
		3,789,418
Commercial Services & Supplies – 2.81%
ADT Corp. 3.500%, 7/15/2022	915,000	909,510
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	645,000	628,353
Prime Security Services Borrower LLC 6.250%, 1/15/2028(d)	915,000	862,387
		2,400,250
Consumer Products – 2.41%
Avon International Operations, Inc. 7.875%, 8/15/2022(d)	1,415,000	1,417,122
Wyndham Destinations, Inc. 3.900%, 3/1/2023	690,000	644,150
		2,061,272
Containers & Packaging – 0.50%
Sealed Air Corp. 4.000%, 12/1/2027(d)	430,000	430,000
Electric Utilities – 0.29%
Commonwealth Edison Co. 5.900%, 3/15/2036	175,000	248,172
Equipment – 0.03%
Continental Airlines Pass Through Trust Series 2007-1 5.983%, 4/19/2022	24,285	22,778
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

	Principal Amount	Value
Food, Beverage & Tobacco – 0.97%
Pilgrim's Pride Corp. 5.750%, 3/15/2025(d)	$ 835,000	$ 832,562
Health Care Facilities & Services – 0.81%
CVS Health Corp. 4.100%, 3/25/2025	240,000	271,426
Tenet Healthcare Corp.
5.125%, 5/1/2025	270,000	260,607
4.875%, 1/1/2026(d)	165,000	160,669
		692,702
Homebuilders – 2.18%
PulteGroup, Inc. 5.500%, 3/1/2026	980,000	1,068,788
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	794,513
		1,863,301
Insurance – 0.96%
American International Group, Inc. 6.400%, 12/15/2020	800,000	821,325
Media – 1.23%
Charter Communications Operating LLC 4.908%, 7/23/2025	295,000	338,095
Netflix, Inc. 5.375%, 2/1/2021	695,000	710,637
		1,048,732
Oil, Gas & Consumable Fuels – 7.65%
BP Capital Markets Plc 3.506%, 3/17/2025	810,000	895,522
Chesapeake Energy Corp. 11.500%, 1/1/2025(e)	3,616,000	412,947
Chevron Corp. 2.100%, 5/16/2021	1,150,000	1,165,805
Exxon Mobil Corp. 2.397%, 3/6/2022	945,000	974,207
Kinder Morgan, Inc. 4.300%, 6/1/2025	1,054,000	1,182,527
Occidental Petroleum Corp. 3.500%, 6/15/2025	555,000	468,975
Range Resources Corp. 5.000%, 3/15/2023	1,680,000	1,444,800
		6,544,783
Technology – 2.71%
Microsoft Corp. 2.400%, 2/6/2022	1,000,000	1,031,909
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

	Principal Amount	Value
VMware, Inc.
4.500%, 5/15/2025	$ 215,000	$ 235,230
3.900%, 8/21/2027	995,000	1,055,926
		2,323,065
Telecommunications – 2.15%
AT&T, Inc. 3.000%, 6/30/2022	1,630,000	1,702,231
Telefonica Emisiones SA 5.462%, 2/16/2021	135,000	138,984
		1,841,215
TOTAL CORPORATE BONDS (Cost $24,338,326)		$25,333,552
ASSET BACKED SECURITIES – 1.77%
Student Loan – 1.77%
SLM Private Credit Student Loan Trust Series 2007-A, 0.553% (3M LIBOR + 0.240%), 12/16/2041(c)	$ 263,967	$ 250,089
SLM Private Credit Student Loan Trust Series 2004-B, 0.744% (3M LIBOR + 0.430%), 9/15/2033(c)	300,000	282,256
SLM Private Credit Student Loan Trust Series 2005-A, 0.623% (3M LIBOR + 0.310%), 12/15/2038(c)	400,000	377,527
SLM Private Credit Student Loan Trust Series 2006-A, 0.603% (3M LIBOR + 0.290%), 6/15/2039(c)	652,381	605,014
TOTAL ASSET BACKED SECURITIES (Cost $1,486,788)		$1,514,886

	Shares	Value
SHORT-TERM INVESTMENTS – 4.21%
Money Market Funds – 4.21%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.100%(f)	$ 3,600,232	$ 3,600,232
TOTAL SHORT-TERM INVESTMENTS (Cost $3,600,232)		$3,600,232
Total Investments (Cost $80,182,047) – 101.22%		$86,610,879
Liabilities in Excess of Other Assets – (1.22)%		(1,045,804)
Total Net Assets – 100.00%		$85,565,075

Percentages are stated as a percent of net assets.
LIBOR London Interbank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2020 (Unaudited) (continued)

(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,331,093 which represented 5.06% of the net assets of the Fund.
(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(f)	The rate shown is the annualized seven day yield as of June 30, 2020.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Global Equity Income Fund (the “Global Income Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”) and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company.
The International Fund, Global Fund, Global Income Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, December 31, 2014, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6. The Global Fund and Global Income Fund have three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund and Global Income Fund invest their assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations less than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Fair Valuation Committee.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2020, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $417,769,431, $15,518,142, $618,100,282 and $177,051,190 that represent 87.10%, 52.34%, 57.70%, and 60.11% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable.
The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Fair Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Fair Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

valued by the Fair Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of June 30, 2020, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$—	$46,874,827	$—	$46,874,827
Consumer Discretionary	—	52,310,376	—	52,310,376
Consumer Staples	8,352,275	56,402,770	—	64,755,045
Energy	6,008,417	37,201,299	—	43,209,716
Financials	—	89,794,135	—	89,794,135
Health Care	—	51,075,722	—	51,075,722
Industrials	5,534,173	32,900,655	—	38,434,828
Materials	7,612,638	29,005,744	—	36,618,382
Real Estate	10,399,998	—	—	10,399,998
Technology	3,645,631	10,861,600	—	14,507,231
Utilities	—	11,342,303	—	11,342,303
Total Common Stocks	41,553,132	417,769,431	—	459,322,563
Preferred Stocks
Energy	14,643,001	—	—	14,643,001
Rights
Energy	416,584	—	—	416,584
Short-Term Investments	3,755,255	—	—	3,755,255
Total Investments in Securities	$60,367,972	$417,769,431	$—	$478,137,403

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Communication Services	$442,735	$1,729,667	$—	$2,172,402
Consumer Discretionary	332,348	2,607,050	—	2,939,398
Consumer Staples	295,563	2,552,470	—	2,848,033
Energy	513,352	1,710,727	—	2,224,079
Financials	4,155,505	1,791,581	—	5,947,086
Health Care	5,003,725	1,934,059	—	6,937,784
Industrials	1,545,000	587,997	—	2,132,997
Materials	290,698	710,377	—	1,001,075
Real Estate	387,982	—	—	387,982
Technology	803,845	983,335	—	1,787,180
Utilities	—	758,490	—	758,490
Total Common Stocks	13,770,753	15,365,753	—	29,136,506
Preferred Stocks
Technology	—	152,389	—	152,389
Rights
Energy	13,435	—	—	13,435
Short-Term Investments	477,398	—	—	477,398
Total Investments in Securities	$14,261,586	$15,518,142	$—	$29,779,728
Global Income Fund
Short-Term Investments	$391,583	$—	$—	$391,583
Total Investments in Securities	$391,583	$—	$—	$391,583

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund
Common Stocks
Communication Services	$64,113,938	$106,255,018	$—	$170,368,956
Consumer Discretionary	44,083,081	106,830,233	—	150,913,314
Consumer Staples	21,271,914	51,675,783	—	72,947,697
Energy	13,891,879	20,932,065	—	34,823,944
Financials	31,540,823	120,409,628	—	151,950,451
Health Care	—	30,918,075	—	30,918,075
Industrials	48,648,014	18,058,896	—	66,706,910
Materials	33,418,135	47,034,894	—	80,453,029
Real Estate	56,300,745	—	—	56,300,745
Technology	6,493,662	105,974,481	—	112,468,143
Utilities	10,210,306	17,477,312	—	27,687,618
Total Common Stocks	329,972,497	625,566,385	—	955,538,882
Preferred Stocks
Communication Services	9,988,591	—	—	9,988,591
Consumer Discretionary	—	14,995,137	—	14,995,137
Energy	35,291,949	1,012,115	—	36,304,064
Financials	5,400,365	—	—	5,400,365
Total Preferred Stocks	50,680,905	16,007,252	—	66,688,157
Participatory Notes
Communication Services	9,963,360	—	—	9,963,360
Short-Term Investments	12,728,236	—	—	12,728,236
Total Investments in Securities	$403,344,998	$641,573,637	$—	$1,044,918,635
International Small Cap Fund
Common Stocks
Communication Services	$5,463,050	$11,169,049	$—	$16,632,099
Consumer Discretionary	9,285,167	25,524,743	—	34,809,910
Consumer Staples	10,395,144	47,241,041	—	57,636,185
Energy	5,109,789	—	—	5,109,789
Financials	6,441,848	33,063,186	—	39,505,034
Health Care	6,308,120	8,667,831	—	14,975,951
Industrials	16,068,185	34,844,255	—	50,912,440
Materials	2,301,220	6,809,757	—	9,110,977
Real Estate	23,151,398	—	—	23,151,398
Technology	11,987,160	4,754,193	—	16,741,353
Utilities	2,075,201	3,070,206	—	5,145,407
Total Common Stocks	98,586,282	175,144,261	—	273,730,543
Preferred Stocks
Health Care	—	6,008,760	—	6,008,760
Rights
Industrials	293,409	—	—	293,409
Short-Term Investments	10,650,159	—	—	10,650,159
Total Investments in Securities	$109,529,850	$181,153,021	$—	$290,682,871

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Small Cap Value Fund
Common Stocks
Communication Services	$7,814	$—	$—	$7,814
Consumer Discretionary	75,342	—	—	75,342
Consumer Staples	34,674	—	—	34,674
Energy	39,033	—	—	39,033
Exchange Traded Funds	7,921	—	—	7,921
Financials	53,803	—	—	53,803
Health Care	88,714	—	—	88,714
Industrials	102,448	—	—	102,448
Materials	11,892	—	—	11,892
Real Estate	9,671	—	—	9,671
Technology	69,112	—	—	69,112
Utilities	5,243	—	—	5,243
Total Common Stocks	505,667	—	—	505,667
Corporate Bonds	—	14,732	—	14,732
Preferred Stocks
Energy	148	—	—	148
Short-Term Investments	9,526	—	—	9,526
Total Investments in Securities	$515,341	$14,732	$—	$530,073
Core Plus Fund
Common Stocks
Consumer Discretionary	$1,170	$—	$—	$1,170
Asset Backed Securities	—	1,514,886	—	1,514,886
Corporate Bonds	—	25,333,552	—	25,333,552
Government Securities	—	46,774,139	—	46,774,139
Mortgage Backed Securities	—	9,386,900	—	9,386,900
Short-Term Investments	3,600,232	—	—	3,600,232
Total Investments in Securities	$3,601,402	$83,009,477	$—	$86,610,879
There were no Level 3 securities in the International, Global, Global Income, Emerging Markets, International Small Cap, Small Cap Value and Core Plus Funds at the beginning or during the periods presented.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 3–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the Emerging Markets Fund and International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from October 1, 2019 through June 30, 2020:
Emerging Markets Fund
Issuer Name	Share Balance At October 1, 2019	Additions	Reductions	Share Balance At June 30, 2020	Dividend Income	Unrealized Appreciation/(Depreciation)	Realized Gain/(Loss)	Value At June 30, 2020
Urbi Desarrollos Urbanos SAB de CV	10,242,449	—	(9,730,327)	512,122	$—	$(395,187)	$(115)	$383,237
					$—	$(395,187)	$(115)	$383,237

International Small Cap Fund
Issuer Name	Share Balance At October 1, 2019	Additions	Reductions	Share Balance At June 30, 2020	Dividend Income	Unrealized Appreciation/(Depreciation)	Realized Gain/(Loss)	Value At June 30, 2020
Desarrolladora Homex SAB de CV	279,501,983	—	—	279,501,983	$—	$(523,052)	$—	$595,862
Urbi Desarrollos Urbanos SAB de CV	16,033,402	—	(15,231,732)	801,670	—	(1,818,628)	—	599,914
					$—	$(2,341,680)	$—	$1,195,776
NOTE 4–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note, other than the item noted below.
The Board of Trustees, based on the recommendation of the Advisor, approved a plan of liquidation of the Global Equity Income Fund (the "Fund"). The liquidation of the Fund was completed on June 30, 2020.